Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Internet data center (IDC) service
Schedule of future minimum payments under these non-cancelable agreements with initial terms of one year or more

As of December 31, 2018
RMB
2019	656,427
2020	76,015
2021	10,487
2022	7,636
2023	1,783
2024 and Thereafter	3,267
755,615

Offices and fulfillment infrastructures
Schedule of future minimum lease payments under non-cancelable operating lease agreements

As of December 31, 2018
RMB

2019	3,596,926
2020	2,553,344
2021	1,452,812
2022	907,116
2023	459,342
2024 and Thereafter	1,044,818
10,014,358